JPMorgan Government Bond Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 36.0%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	20,839
1.88%, 2/15/2041	14,500	10,236
2.00%, 11/15/2041	27,000	19,112
3.88%, 2/15/2043	15,000	13,908
3.88%, 5/15/2043	10,000	9,256
3.75%, 11/15/2043	75,300	68,138
3.00%, 5/15/2045	31,000	24,704
2.75%, 11/15/2047	35,000	26,076
2.00%, 2/15/2050	35,000	21,793
1.25%, 5/15/2050	10,000	5,112
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	37,204	32,623
U.S. Treasury Notes
1.13%, 2/28/2025	25,000	24,798
0.50%, 3/31/2025	50,000	49,365
0.38%, 4/30/2025	20,000	19,671
3.88%, 4/30/2025	10,000	9,977
2.00%, 8/15/2025	20,000	19,664
1.63%, 2/15/2026	20,000	19,378
3.63%, 5/15/2026	10,000	9,911
4.38%, 8/15/2026	35,000	35,085
2.25%, 2/15/2027	35,000	33,603
0.63%, 3/31/2027	30,000	27,681
2.25%, 8/15/2027	40,000	38,103
1.25%, 4/30/2028	11,120	10,108
3.50%, 4/30/2028	5,000	4,902
4.00%, 6/30/2028	25,000	24,903
3.13%, 11/15/2028	25,000	24,109
3.50%, 4/30/2030	30,000	29,121
4.25%, 2/28/2031	25,000	25,161
1.88%, 2/15/2032	20,000	17,187
3.50%, 2/15/2033	20,000	19,072
4.00%, 2/15/2034	10,000	9,849
3.88%, 8/15/2034	10,000	9,744
Total U.S. Treasury Obligations (Cost $776,465)		713,189
Mortgage-Backed Securities — 29.6%
FHLMC Gold Pools, 30 Year
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # G00981, 8.50%, 7/1/2028	2	2
Pool # C00742, 6.50%, 4/1/2029	23	24
Pool # C00785, 6.50%, 6/1/2029	8	8
Pool # C47318, 7.00%, 9/1/2029	136	141
Pool # C01292, 6.00%, 2/1/2032	12	12
Pool # A16155, 5.50%, 11/1/2033	43	44
Pool # C03589, 4.50%, 10/1/2040	270	267
Pool # Q41177, 3.50%, 6/1/2046	10,874	10,036

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G61334, 4.00%, 3/1/2047	2,139	2,056
Pool # Q54902, 4.00%, 3/1/2048	1,791	1,700
Pool # Q54950, 4.00%, 3/1/2048	3,017	2,892
Pool # Q59727, 4.00%, 11/1/2048	3,601	3,417
FHLMC Gold Pools, Other Pool # WA1640, 3.20%, 4/1/2034	10,422	9,422
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	876	808
Pool # RA2484, 3.00%, 6/1/2050	3,993	3,553
Pool # RA2904, 3.00%, 6/1/2050	6,415	5,696
Pool # RA2970, 2.50%, 7/1/2050	7,426	6,280
Pool # QB2020, 2.50%, 8/1/2050	5,356	4,538
Pool # SD7535, 2.50%, 2/1/2051	4,445	3,791
Pool # RA5576, 2.50%, 7/1/2051	4,863	4,124
Pool # QC6209, 2.50%, 8/1/2051	4,812	4,084
Pool # QC7451, 2.00%, 9/1/2051	11,448	9,300
Pool # RA7683, 5.00%, 7/1/2052	6,655	6,551
Pool # RA7937, 5.00%, 9/1/2052	13,021	12,816
Pool # SD5658, 5.50%, 6/1/2054	8,775	8,811
FNMA Pool # 620061 ARM, 6.08%, 11/1/2027 (a)	3	3
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	25	25
Pool # FM4449, 3.00%, 12/1/2034	5,203	5,032
Pool # CA7114, 2.50%, 9/1/2035	12,601	11,654
FNMA UMBS, 30 Year
Pool # 250575, 6.50%, 6/1/2026	2	2
Pool # 483802, 5.50%, 2/1/2029	45	46
Pool # 524949, 7.50%, 3/1/2030	3	3
Pool # 545639, 6.50%, 4/1/2032	54	56
Pool # 702435, 5.50%, 5/1/2033	386	390
Pool # 709441, 5.50%, 7/1/2033	111	111
Pool # 730711, 5.50%, 8/1/2033	160	163
Pool # 743127, 5.50%, 10/1/2033	153	156
Pool # 747628, 5.00%, 11/1/2033	261	261
Pool # 753662, 5.50%, 12/1/2033	184	185
Pool # 755615, 5.50%, 1/1/2034	242	247
Pool # 811755, 7.00%, 3/1/2035	592	614
Pool # 845834, 5.50%, 10/1/2035	131	134
Pool # 888201, 5.50%, 2/1/2036	59	61
Pool # 831409, 5.50%, 4/1/2036	297	304
Pool # 867420, 5.50%, 5/1/2036	176	180
Pool # 745802, 6.00%, 7/1/2036	305	319
Pool # 969708, 4.50%, 3/1/2038	33	33
Pool # AE1216, 3.50%, 1/1/2041	718	670
Pool # AE1260, 3.50%, 8/1/2041	463	424
Pool # AB5378, 3.50%, 5/1/2042	1,856	1,732
Pool # AO6710, 4.00%, 6/1/2042	1,757	1,692
Pool # AR5147, 3.00%, 3/1/2043	1,772	1,601
Pool # AT8192, 4.00%, 6/1/2043	1,210	1,161

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS1112, 4.00%, 11/1/2043	3,006	2,883
Pool # BM1109, 4.00%, 10/1/2044	2,093	2,015
Pool # AS4073, 4.00%, 12/1/2044	1,427	1,358
Pool # AL8660, 4.00%, 6/1/2045	3,120	3,001
Pool # AS5648, 3.50%, 7/1/2045	1,861	1,716
Pool # AS6208, 3.50%, 10/1/2045	666	622
Pool # AS6344, 3.50%, 12/1/2045	1,999	1,842
Pool # BM5560, 4.00%, 1/1/2046	5,838	5,619
Pool # AL8030, 4.00%, 2/1/2046	1,913	1,836
Pool # AX5520, 3.00%, 5/1/2046	620	551
Pool # AX5546, 3.00%, 9/1/2046	1,167	1,041
Pool # AX5547, 3.50%, 9/1/2046	1,470	1,355
Pool # BM3744, 4.00%, 3/1/2047	6,033	5,793
Pool # BM1049, 4.00%, 4/1/2047	5,929	5,635
Pool # CA0411, 4.00%, 9/1/2047	4,090	3,918
Pool # CA0861, 3.50%, 11/1/2047	3,460	3,189
Pool # BJ1666, 4.00%, 12/1/2047	3,290	3,146
Pool # BM3477, 4.00%, 1/1/2048	2,979	2,835
Pool # CA1006, 4.00%, 1/1/2048	3,575	3,407
Pool # CA1361, 3.50%, 2/1/2048	2,839	2,616
Pool # BD9074, 3.50%, 3/1/2048	1,098	1,012
Pool # BJ4640, 4.00%, 3/1/2048	1,416	1,354
Pool # BD9078, 4.00%, 4/1/2048	1,768	1,676
Pool # BD9077, 3.50%, 5/1/2048	236	218
Pool # BD9083, 4.00%, 7/1/2048	1,989	1,885
Pool # CA2489, 4.50%, 10/1/2048	888	853
Pool # BN7416, 3.50%, 9/1/2049	2,187	2,015
Pool # BO1418, 3.50%, 9/1/2049	2,447	2,251
Pool # BO1427, 3.50%, 9/1/2049	2,214	2,035
Pool # CA4431, 3.50%, 10/1/2049	3,222	2,960
Pool # MA3803, 3.50%, 10/1/2049	1,557	1,433
Pool # FM2014, 3.00%, 11/1/2049	6,716	5,967
Pool # BN0803, 3.50%, 12/1/2049	905	834
Pool # MA3872, 3.50%, 12/1/2049	1,546	1,422
Pool # BN0807, 3.50%, 1/1/2050	714	657
Pool # FM2437, 3.00%, 2/1/2050	8,305	7,377
Pool # CA6144, 2.50%, 6/1/2050	11,374	9,624
Pool # BP7345, 3.00%, 6/1/2050	11,336	10,046
Pool # CA6322, 2.50%, 7/1/2050	9,074	7,678
Pool # CA6361, 2.50%, 7/1/2050	5,164	4,405
Pool # BQ1645, 2.50%, 8/1/2050	5,703	4,856
Pool # BQ1911, 2.00%, 10/1/2050	3,868	3,156
Pool # BQ2999, 2.50%, 10/1/2050	6,245	5,304
Pool # BQ6118, 2.50%, 10/1/2050	6,779	5,736
Pool # FM8179, 2.50%, 7/1/2051	2,976	2,510
Pool # FM8787, 2.50%, 10/1/2051	15,177	12,911
Pool # FS2559, 3.00%, 12/1/2051	3,887	3,423
Pool # CB3121, 3.00%, 2/1/2052	7,005	6,124

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB3609, 3.50%, 5/1/2052	9,002	8,174
Pool # FS7706, 3.50%, 8/1/2052	20,051	18,333
Pool # CB4630, 5.50%, 9/1/2052	21,744	21,892
Pool # BW1328, 5.00%, 11/1/2052	4,276	4,208
Pool # CB5131, 5.00%, 11/1/2052	12,926	12,725
Pool # FS3421, 5.00%, 12/1/2052	6,150	6,054
Pool # FS5027, 4.00%, 2/1/2053	4,512	4,229
Pool # BU4029, 5.00%, 6/1/2053	12,870	12,647
Pool # CB6842, 5.50%, 8/1/2053	12,644	12,681
Pool # CB7319, 4.50%, 10/1/2053	13,807	13,287
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,383
Pool # AM7199, 3.30%, 11/1/2026	2,842	2,778
Pool # FN0040, 3.04%, 6/1/2027 (a)	1,725	1,666
Pool # AN6800, 2.97%, 9/1/2027	3,215	3,090
Pool # AN6825, 2.80%, 10/1/2027	3,781	3,612
Pool # AN9486, 3.57%, 6/1/2028	12,188	11,755
Pool # 405220, 6.00%, 9/1/2028	1	1
Pool # AN3908, 3.12%, 1/1/2029	7,528	7,158
Pool # BL1950, 3.47%, 3/1/2029	12,590	12,111
Pool # AN8493, 3.30%, 2/1/2030	4,510	4,220
Pool # BM5425, 3.15%, 3/1/2030 (a)	1,996	1,873
Pool # BL9023, 1.22%, 11/1/2030	20,054	16,851
Pool # BL4576, 2.70%, 10/1/2031	15,000	13,295
Pool # AN8412, 3.39%, 2/1/2033	4,214	3,909
Pool # AN8464, 3.33%, 3/1/2033	6,053	5,593
Pool # BS3202, 1.94%, 9/1/2033	4,680	3,875
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,512
Pool # BL3288, 2.52%, 9/1/2034	11,964	10,179
Pool # BL4331, 2.41%, 10/1/2034	15,130	12,769
Pool # BS2718, 1.95%, 8/1/2036	9,806	7,764
Pool # BL4215, 2.56%, 9/1/2036	6,757	5,624
Pool # BL7125, 2.04%, 6/1/2037	8,040	6,224
Pool # BF0617, 2.50%, 3/1/2062	5,059	4,141
GNMA I, 30 Year
Pool # 401860, 7.50%, 6/15/2025	—	—
Pool # 377557, 8.00%, 7/15/2025	—	—
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	345	336
Pool # 626938, 4.00%, 4/15/2045	183	178
Pool # 784041, 4.00%, 8/15/2045	2,357	2,294
Pool # 784208, 4.00%, 7/15/2046	3,354	3,265
Pool # 784897, 2.50%, 10/15/2049	7,988	6,937
Pool # BU5359, 3.00%, 4/15/2050	8,986	8,063
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2344, 8.00%, 12/20/2026	2	2
Pool # 2512, 8.00%, 11/20/2027	9	9

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA7589, 2.50%, 9/20/2051	4,767	4,074
Pool # CH2211, 3.50%, 9/20/2051	10,424	9,407
Total Mortgage-Backed Securities (Cost $645,507)		586,911
Collateralized Mortgage Obligations — 20.3%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,344	1,259
Series 2020-1, Class M55G, 3.00%, 8/25/2059	11,872	10,671
Series 2024-2, Class MT, 3.50%, 5/25/2064	4,325	3,809
FHLMC, REMIC
Series 3798, Class AY, 3.50%, 1/15/2026	162	161
Series 3809, Class BC, 3.50%, 2/15/2026	137	136
Series 3188, Class GE, 6.00%, 7/15/2026	86	87
Series 3926, Class MW, 4.50%, 9/15/2026	494	492
Series 1999, Class PU, 7.00%, 10/15/2027	6	6
Series 2031, Class PG, 7.00%, 2/15/2028	22	22
Series 2035, Class PC, 6.95%, 3/15/2028	60	61
Series 2064, Class PD, 6.50%, 6/15/2028	38	39
Series 2095, Class PE, 6.00%, 11/15/2028	33	33
Series 4314, Class DY, 3.50%, 3/15/2029	887	872
Series 4336, Class YB, 3.00%, 5/15/2029	783	773
Series 2152, Class BD, 6.50%, 5/15/2029	11	12
Series 2162, Class TH, 6.00%, 6/15/2029	80	80
Series 3737, Class DG, 5.00%, 10/15/2030	69	69
Series 3981, Class PA, 3.00%, 4/15/2031	421	418
Series 2367, Class ME, 6.50%, 10/15/2031	99	102
Series 2647, Class A, 3.25%, 4/15/2032	30	29
Series 2480, Class EJ, 6.00%, 8/15/2032	129	134
Series 4156, Class SB, IF, 4.91%, 1/15/2033 (a)	604	518
Series 4170, Class TS, IF, 5.17%, 2/15/2033 (a)	3,868	3,296
Series 4186, Class JE, 2.00%, 3/15/2033	4,324	4,046
Series 4188, Class JG, 2.00%, 4/15/2033	2,794	2,613
Series 4206, Class DA, 2.00%, 5/15/2033	2,036	1,905
Series 2611, Class QZ, 5.00%, 5/15/2033	765	755
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,822
Series 2915, Class MU, 5.00%, 1/15/2035	716	725
Series 5000, Class CB, 1.25%, 1/25/2035	3,561	3,150
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,202
Series 4458, Class BW, 3.00%, 4/15/2035	7,366	6,944
Series 3085, Class VS, IF, 9.04%, 12/15/2035 (a)	123	142
Series 3181, Class OP, PO, 7/15/2036	467	398
Series 3413, Class B, 5.50%, 4/15/2037	210	219
Series 4867, Class WF, 5.73%, 4/15/2037 (a)	3,186	3,142
Series 3325, Class JL, 5.50%, 6/15/2037	1,167	1,214
Series 3341, Class PE, 6.00%, 7/15/2037	778	815
Series 4365, Class HZ, 3.00%, 1/15/2040	2,967	2,747
Series 3699, Class QH, 5.50%, 7/15/2040	484	494
Series 3772, Class PE, 4.50%, 12/15/2040	2,786	2,769

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4047, Class PB, 3.50%, 1/15/2041	1,040	1,032
Series 3927, Class PC, 4.50%, 9/15/2041	3,680	3,634
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,182
Series 4039, Class SA, IF, IO, 1.58%, 5/15/2042 (a)	2,316	265
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	2,987
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,882
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,314
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,024
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,652
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,549
Series 4594, Class GN, 2.50%, 2/15/2045	1,542	1,413
Series 4606, Class KP, 2.50%, 7/15/2046	9,110	7,920
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,806
Series 4974, Class PH, 1.50%, 6/25/2048	1,121	894
Series 4933, Class PA, 2.50%, 10/25/2049	5,514	4,630
Series 4925, Class PA, 3.00%, 10/25/2049	8,003	7,263
Series 5072, Class QC, 1.00%, 10/25/2050	7,149	5,614
Series 5190, Class PH, 2.50%, 2/25/2052	5,567	5,030
FHLMC, STRIPS
Series 264, Class 30, 3.00%, 7/15/2042	2,862	2,612
Series 267, Class 30, 3.00%, 8/15/2042	1,652	1,503
Series 406, PO, 10/25/2053	8,149	6,853
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	896	911
Series T-56, Class A, PO, 5/25/2043	597	473
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	826	861
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	28,721	27,486
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	109	111
FNMA, REMIC
Series 2010-117, Class DY, 4.50%, 10/25/2025	208	207
Series 2010-155, Class B, 3.50%, 1/25/2026	301	297
Series 1998-58, Class PC, 6.50%, 10/25/2028	93	94
Series 2000-8, Class Z, 7.50%, 2/20/2030	45	47
Series 2002-92, Class FB, 5.50%, 4/25/2030 (a)	115	115
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	74	9
Series 2003-67, Class SA, IF, 13.98%, 10/25/2031 (a)	13	15
Series 2011-145, Class PB, 3.50%, 1/25/2032	6,114	5,935
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,226	5,004
Series 2013-50, Class YO, PO, 1/25/2033	1,793	1,488
Series 2003-21, Class PZ, 4.50%, 3/25/2033	576	558
Series 2013-106, Class PY, 3.00%, 10/25/2033	3,218	3,055
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,527
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,603
Series 2004-46, Class QD, IF, 4.61%, 3/25/2034 (a)	48	48
Series 2004-54, Class FL, 5.25%, 7/25/2034 (a)	200	199
Series 2015-11, Class AQ, 3.00%, 3/25/2035	4,641	4,339
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,176	1,188
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,834

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,283
Series 2006-3, Class SB, IF, IO, 1.85%, 7/25/2035 (a)	94	—
Series 2015-51, Class LY, 3.00%, 7/25/2035	2,858	2,693
Series 2005-58, Class EP, 5.50%, 7/25/2035	82	84
Series 2015-59, Class EB, 3.00%, 8/25/2035	4,546	4,276
Series 2005-83, Class LA, 5.50%, 10/25/2035	144	147
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,659
Series 2005-116, Class PC, 6.00%, 1/25/2036	516	528
Series 2006-51, Class FP, 5.20%, 3/25/2036 (a)	655	653
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,178
Series 2006-81, Class FA, 5.20%, 9/25/2036 (a)	15	15
Series 2006-110, PO, 11/25/2036	161	137
Series 2007-76, Class PE, 6.00%, 8/25/2037	484	508
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,140	1,157
Series 2010-4, Class SL, IF, 0.68%, 2/25/2040 (a)	46	36
Series 2010-11, Class CB, 4.50%, 2/25/2040	61	58
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,421	1,321
Series 2012-60, Class EP, 3.00%, 4/25/2042	588	553
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	4,967
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,700
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,438	2,291
Series 2013-128, Class AO, PO, 12/25/2043	3,877	2,943
Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	8,894
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	10,928
Series 2016-45, Class PC, 3.00%, 9/25/2045	4,695	4,303
Series 2016-38, Class NA, 3.00%, 1/25/2046	5,343	4,924
Series 2019-71, Class CA, 2.50%, 7/25/2046	10,041	9,228
Series 2019-38, Class PC, 3.00%, 2/25/2048	4,846	4,508
Series 2019-65, Class PA, 2.50%, 5/25/2048	5,393	4,846
Series 2019-34, Class WA, 3.50%, 8/25/2048	4,973	4,710
Series 2019-42, Class KA, 3.00%, 7/25/2049	8,560	7,784
Series 2019-81, Class JA, 2.50%, 9/25/2049	9,140	7,828
Series 2019-77, Class ZL, 3.00%, 1/25/2050	19,254	16,642
Series 2020-12, Class JC, 2.00%, 3/25/2050	17,295	14,462
Series 2024-41, Class HV, 2.00%, 7/25/2050	4,896	3,619
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	23	23
Series 2002-W7, Class A4, 6.00%, 6/25/2029	376	374
Series 2003-W1, Class 1A1, 4.76%, 12/25/2042 (a)	238	236
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (a)	138	137
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	775	797
Series 2009-W1, Class A, 6.00%, 12/25/2049	181	186
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	575	577
Series 2008-15, Class NB, 4.50%, 2/20/2038	173	173
Series 2008-40, Class SA, IF, IO, 1.68%, 5/16/2038 (a)	902	58
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,803	2,788
Series 2009-69, Class WM, 5.50%, 8/20/2039	727	742

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-29, Class Z, 5.00%, 5/20/2040	11,447	11,355
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,168
Series 2023-1, Class E, 3.50%, 11/20/2047	5,077	4,852
Series 2019-123, Class MA, 3.00%, 10/20/2049	9,903	8,876
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,969	6,340
Series 2024-151, Class CM, 4.50%, 5/20/2054	8,000	7,597
Total Collateralized Mortgage Obligations (Cost $436,897)		401,786
Commercial Mortgage-Backed Securities — 9.0%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,351
Series K087, Class A1, 3.59%, 10/25/2027	2,500	2,469
Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,306
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,665
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,451
Series K158, Class A1, 3.90%, 7/25/2030	7,912	7,768
Series K-1511, Class A1, 3.28%, 10/25/2030	8,209	7,886
Series K149, Class A2, 3.53%, 8/25/2032	6,000	5,605
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,151
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,797
Series Q007, Class APT2, 7.41%, 10/25/2047 (a)	1,738	1,741
Series Q013, Class APT2, 1.16%, 5/25/2050 (a)	9,581	8,903
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K753, Class A2, 4.40%, 10/25/2030	7,805	7,756
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	4,308	4,140
Series 2017-M4, Class A2, 2.64%, 12/25/2026 (a)	4,150	3,997
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,572	3,455
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (a)	10,720	10,260
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (a)	8,945	8,629
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (a)	8,873	8,591
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,301	7,928
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (a)	4,800	4,539
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (a)	6,000	5,923
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,762
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,881	14,142
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,819
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	7,314	6,619
Total Commercial Mortgage-Backed Securities (Cost $195,719)		178,653
U.S. Government Agency Securities — 3.2%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,197
3.33%, 4/28/2037	15,000	13,314
FNMA 6.25%, 5/15/2029	10,000	10,883
Resolution Funding Corp. STRIPS
DN, 26.96%, 4/15/2028 (b)	15,000	12,976

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
DN, 6.85%, 1/15/2030 (b)	15,700	12,567
DN, 25.82%, 4/15/2030 (b)	5,000	3,956
Total U.S. Government Agency Securities (Cost $65,383)		63,893
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.49% (c) (d) (Cost $31,380)	31,380	31,380
Total Investments — 99.7% (Cost $2,151,351)		1,975,812
Other Assets in Excess of Liabilities — 0.3%		6,197
NET ASSETS — 100.0%		1,982,009

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(b)	The rate shown is the effective yield as of November 30, 2024.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$401,786	$—	$401,786
Commercial Mortgage-Backed Securities	—	178,653	—	178,653
Mortgage-Backed Securities	—	586,911	—	586,911
U.S. Government Agency Securities	—	63,893	—	63,893
U.S. Treasury Obligations	—	713,189	—	713,189

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$31,380	$—	$—	$31,380
Total Investments in Securities	$31,380	$1,944,432	$—	$1,975,812
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.49% (a) (b)	$48,936	$280,857	$298,413	$—	$—	$31,380	31,380	$2,211	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.